Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Auscript
Disclosure of detailed information about business combination [line items]
Schedule of total consideration for the acquisitions and the purchase price allocation

	Measurement
	TTA	Auscript
	(final)	(preliminary)	Total
Consideration
Cash	$1,638,275	$7,496,856	$9,135,131
Contingent consideration	—	150,000	150,000
Total Consideration	1,638,275	$7,646,856	9,285,131

Identifiable assets acquired and liabilities assumed
Trade and other receivables net of allowance for doubtful accounts	86,795	2,124,687	2,211,482
Prepaid expenses and deposits	—	168,009	168,009
Property and equipment	—	283,394	283,394
Right of use assets	—	912,910	912,910
Trade and other payable and accrued liabilities	(137,661)	(1,886,414)	(2,024,075)
Current portion of contract liabilities	(16,679)	(44,313)	(60,992)
Lease obligations	—	(911,101)	(911,101)
Deferred tax liability	(314,108)	(852,557)	(1,166,665)
Customer relationships (note 8)	1,080,800	2,552,075	3,632,875
Non-compete (note 8)	67,550	57,030	124,580
Brand (note 8)	107,981	734,256	842,237
Goodwill	$763,597	$4,508,880	$5,272,477

ASC
Disclosure of detailed information about business combination [line items]
Schedule of total consideration for the acquisitions and the purchase price allocation

	ASC	WordZ	Total
Consideration
Cash	$3,136,500	$1,275,000	$4,411,500
Promissory note	—	914,677	914,677
Contingent consideration	2,038,596	1,671,670	3,710,266
Total Consideration	$5,175,096	$3,861,347	$9,036,443
Identifiable assets acquired and liabilities assumed
Net tangible assets acquired (liabilities assumed)	(869,706)	(72,485)	(942,191)
Customer relationships (note 8)	2,880,000	2,220,000	5,100,000
Non-compete (note 8)	—	70,000	70,000
Brand (note 8)	550,000	190,000	740,000
Goodwill	$2,614,802	$1,453,832	$4,068,634